Cost of services rendered - Summary of Cost of Services Rendered (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cost Of Services Rendered [Abstract]
Salaries and wages	$ (7,896)	$ (10,165)	$ (10,413)
Directors and officers' compensation (note 27)	(2,582)	(2,738)	(2,720)
Officers' fund	(431)	1,037	(546)
Rewards and bonuses	(11,800)	(17,785)	(14,264)
Social security contributions and payroll taxes	(2,356)	(4,684)	(4,507)
Other short-term benefits	(2,164)	(2,563)	(2,717)
Personnel expenses	(27,229)	(36,898)	(35,167)
Amortization of placement agents' fees (note 12)	(2,300)	(2,270)	(2,293)
Rebate fees	(30)	(27)	0
Amortization of placement agents and rebate fees	(2,330)	(2,297)	(2,293)
Amortization of contractual rights (note 12)	(3,623)	(3,763)	(3,763)
Cost of services rendered	$ (33,182)	$ (42,958)	$ (41,223)